TRADE RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS - Receivables (Details) - TRY (₺) ₺ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Receivables
Trade receivables		₺ 40,566	₺ 52,885
Credit card receivables	[1]	159,160	76,287
Receivables from suppliers	[2]	34,137	37,791
Less: Provision for impairment of receivables		(9,172)	(9,856)
Total receivables		₺ 224,691	₺ 157,107
Average number of days for collection		44 days	39 days
Number of days for collection of credit card receivables when commissions are paid to bank		21 days
Percentage of receivables collected in 28 days out of total credit card receivables			12.00%
Number of days in which 12% of the credit card receivables are collected			28 days
Overdue receivables		₺ 0	₺ 0
Minimum
Receivables
Number of days for collection of credit card receivables when commissions are paid to bank			1 day
Maximum
Receivables
Number of days for collection of credit card receivables when commissions are paid to bank			7 days

[1]	Credit card receivables are due from banks and they are collectable in 44 days on average (2020: in 39 days on average) whereas they are collected in 21 days on average (2020: generally collected in 1-7 days, around 12% out of total, are collected in 28 days) if the Company elects to pay a commission to the banks.
[2]	The Group issues rebate invoices to its suppliers and if the Group’s rebate receivables from a supplier exceeds the payables owed to that specific supplier at the reporting date, the net receivable from that specific supplier is classified in trade receivables.